Note 6 - Goodwill (Details) - Goodwill and Accumulated Impairment Losses In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Agency [Member] CNY	Dec. 31, 2013 Agency [Member] CNY	Dec. 31, 2012 Agency [Member] CNY	Dec. 31, 2014 Claims Adjusting Segment [Member] CNY	Dec. 31, 2013 Claims Adjusting Segment [Member] CNY	Dec. 31, 2012 Claims Adjusting Segment [Member] CNY
Note 6 - Goodwill (Details) - Goodwill and Accumulated Impairment Losses [Line Items]
Goodwill, gross			1,134,179	1,079,258		1,096,102	1,041,181		38,077	38,077
Accumulated impairment loss		(1,000,705)	(1,000,705)		(962,628)	(962,628)		(38,077)	(38,077)
Goodwill, net	$ 21,512	133,474	78,553		133,474	78,553	78,553